Disclosure of earnings per share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statements Line Items
Net income (loss) for the year	$ 194,453	$ (5,015,911)	$ (2,465,592)
Basic weighted average number of common shares outstanding	47,117,369	46,848,053	46,215,861
Effect on dilutive securities Options	334,275	0	0
Diluted weighted average number of common shares outstanding	47,451,644	46,848,053	46,215,861
Basic income (loss) per share	$ 0.00	$ (0.11)	$ (0.05)
Diluted Income (Loss) Per Share (Note 13)	$ 0.00	$ (0.11)	$ (0.05)